Provision for employee benefits	12 Months Ended
Dec. 31, 2019
Provision for employee benefits
Provision for employee benefits

14.       Provisions for employee benefits

Our personnel in Belgium participated in a defined contribution plan (extra-legal pension). The Belgian defined contribution pension plans were by law subject to minimum guaranteed rates of return, 3.25% on employer contributions and 3.75% on employee contributions. These rates, which apply as an average over the entire career, may be modified by Royal Decree. Therefore, those plans were basically accounted for as defined contribution plans.

As a consequence of the law of December 18, 2015, minimum returns were guaranteed by the employer as follows: (a) for the contributions paid as from January 1, 2016, a new variable minimum return based on OLO rates, with a minimum of 1.75% and a maximum of 3.75%. In review of the low rates of the OLO in the last years, the return has been initially set to 1.75%; (b) for the contributions paid until end of December 2015, the previously applied legal returns as mentioned above, continue to apply until the leaving of the employees.

In view of the minimum returns guarantees, the Belgian defined contribution plans classify as defined benefit plans as from end December 2015.

The amounts recognized in the balance sheet are as follows:

(in thousands of €)	2019	2018	2017
Defined benefit obligation	€1,789	€1,277	€1,007
Fair value of plan assets	1,725	1,270	982
Deficit / surplus (−) of funded obligations	64	7	25
Net liability (asset)	€64	€7	€25

The movement in the defined benefit obligation, plan assets, net liability and asset over the year is as follows:

(in thousands of €)	2019	2018	2017
Defined benefit obligation at January 1	€1,277	€1,007	€670
Service cost	379	336	352
Interest expense	19	15	11
Contributions by plan participants	(167)	(116)	(148)
Actuarial gains (-) / losses (+)	281	35	124
Benefits paid / transfers out	—	—	(2)
Defined benefit obligation at December 31	€1,789	€1,277	€1,007

(in thousands of €)	2019	2018	2017
Fair value of plan assets at January 1	€1,270	€982	€669
Interest income	19	16	10
Administrative costs & taxes	(47)	(32)	(46)
Contributions by company & participants	475	328	423
Contributions by plan participants	(168)	(116)	(148)
Actuarial gains (+) / losses (-)	176	92	76
Benefits paid / transfers out	—	—	(2)
Fair value of plan assets at December 31	€1,725	€1,270	€982

In the income statement, current service cost and interest expense or income are included in the operating loss.

The Company’s estimated employer contributions for 2019 amount to €0.3 million compared to €0.2 million in 2018 and €0.3 million in 2017. Plan assets on December 31, 2019, 2018 and 2017 consisted fully of insurance contracts and did not include direct positions in the Company’s shares or bonds, nor do they include any property used by the Company.

The principal actuarial assumption on the balance sheet date (weighted averages based on outstanding defined benefit obligation) was:

Actuarial assumption	2019	2018	2017
Discount rate	1.0%	1.3%	1.3%

The weighted average duration of the benefit obligations equals 19.32 years. Sensitivity analyses show the following effects:

Sensitivity analysis	Change in	Impact on defined‑
(in thousands of €)	assumption	benefit obligation		%
Discount rate	-0.25%	Increase by	45.5	2.54%
Discount rate	0.25%	Decrease by	(33.7)	1.88%

The above analyses were done on a mutually exclusive basis, and holding all other assumptions constant. Through its defined benefit plan, the Company is exposed to a number of risks, the most significant of which are detailed below:

Asset volatility	The plan liabilities are calculated using a discount rate set with reference to corporate bond yields; if plan assets underperform this yield, this will create a deficit.
Changes in bond yields	A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plan’s bond holdings.
Salary risk

The majority of the plan’s benefit obligations are calculated by reference to the future salaries of plan members. As such, a salary increase of plan members higher than expected will lead to higher liabilities.

Longevity risk	Belgian pension plans provide for lump sum payments upon retirement. As such there is limited or no longevity risk.

The weighted average age of the plan participants equals 46.2 years on December 31, 2019, compared to 43.8 years on December 31, 2018 and 46 years on December 31, 2017.